Financial Instruments and Risks Management - Derivatives outstanding by type of contract, classified (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments and Risks Management
Current assets	R$ 260,273	R$ 352,454
Non-current assets	838,699	141,480
Current liabilities	(893,413)	(596,530)
Non-current liabilities	(2,024,500)	(1,040,170)
Total, net	R$ (1,818,941)	R$ (1,142,766)